EVENT AFTER THE STATEMENT OF FINANCIAL POSITION DATE	12 Months Ended
Mar. 31, 2024
Event After Statement Of Financial Position Date
EVENT AFTER THE STATEMENT OF FINANCIAL POSITION DATE

NOTE 23. EVENT AFTER THE STATEMENT OF FINANCIAL POSITION DATE

(a)	Board Resignations and Appointments

On April 25, 2024, Mark Simon resigned all of his positions on the Board of Directors, and on April 26, 2024, Linda Kozick and Dr. Robert Glassman resigned all of their positions on the Board of Directors. On April 30, 2024, Dr. Jean -Christophe Renondin and Dr. Justin Stebbing were elected to the Board.

(b)	Exercise of Pre-Funded Warrrants

On May 29, 2024, Armistice Capital Master Fund Ltd. exercised its Pre-Funded Warrants at an exercise price of $0.001 per share increasing the Company’s total shares outstanding to 20,972,285.

(c)	1-for-20 Reverse Stock Split

The Company’s Board of Directors approved a reverse stock split of its ordinary shares at a ratio of 1-for-20. Beginning with the opening of trading on August 15, 2024, the Company’s ordinary shares are expected to begin trading on Nasdaq on a split-adjusted basis under the existing trading symbol “PRTG”.

The reverse stock split is being implemented to increase the per share trading price of the Company’s ordinary shares for the purpose of ensuring a share price high enough to comply with the minimum $1.00 bid price requirement for continued listing on Nasdaq.

As a result of the reverse stock split, every twenty (20) pre-split ordinary shares will be converted into one (1) post-split ordinary share. Any fractional shares resulting from the reverse stock split will be rounded up to the nearest whole post-split ordinary share. The reverse stock split affects all shareholders uniformly and will not alter any shareholder’s percentage interest in the Company’s ordinary shares, except for adjustments that may result from the treatment of fractional shares. All outstanding options and warrants entitling their holders to purchase the Company’s ordinary shares will be adjusted as a result of the reverse stock split, in accordance with the terms of each such security. In addition, the number of ordinary shares reserved for future issuance pursuant to the Company’s equity incentive plans will also be appropriately adjusted. The number of authorized ordinary shares will not be proportionately reduced because the Company has an unlimited number of authorized ordinary shares available for issuance, as permitted under the laws of the British Virgin Islands.

The following table reflects the unaudited pro forma share data used in the basic and diluted EPS calculations (U.S. Dollars in thousands, except per share amounts) based upon the 1-for-20 reverse stock split having occurred at March 31, 2024:

	Years Ended March 31,
Numerator (in 000’$)	2024	2023	2022
Net loss attributable to owners of the Company	$(75,339)	$(104,611)	$(16,870)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	967	806	653
Basic and diluted loss per share	$(77.91)	$(129.79)	$(25.83)